Post-employment benefits - Classification net position (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Post-employment benefits [Line Items]
Net position	€ (519)	€ (510)
Fair value of plan assets
Post-employment benefits [Line Items]
Net position	0	50
Total present value of DBO
Post-employment benefits [Line Items]
Net position	(520)	(560)
Germany
Post-employment benefits [Line Items]
Net position	(251)	(277)
Germany | Fair value of plan assets
Post-employment benefits [Line Items]
Net position	0	0
Germany | Total present value of DBO
Post-employment benefits [Line Items]
Net position	(251)	(277)
United States
Post-employment benefits [Line Items]
Net position	(117)	(82)
United States | Fair value of plan assets
Post-employment benefits [Line Items]
Net position	0	49
United States | Total present value of DBO
Post-employment benefits [Line Items]
Net position	(117)	(131)
Other countries
Post-employment benefits [Line Items]
Net position	(151)	(151)
Other countries | Fair value of plan assets
Post-employment benefits [Line Items]
Net position	0	1
Other countries | Total present value of DBO
Post-employment benefits [Line Items]
Net position	€ (152)	€ (152)